AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2025
Judgements and Estimates [Abstract]
AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY	AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY
In preparing these consolidated financial statements, management has made judgements and estimates, including assumptions about the future, that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from estimates and assumptions made as the estimation process is inherently uncertain. Estimates are reviewed on an ongoing basis based on relevant facts and circumstances, and new reliable information or experience. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgements that management has made in the process of applying the Company’s accounting policies during the years ended December 31, 2025 and 2024 that have the most significant effects on amounts recognized in these consolidated financial statements and the assumptions and other major sources of estimation uncertainty at December 31, 2025 that could result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
(a)Judgements
Achievement of operating levels intended by management
Mine development costs, including eligible borrowing costs, incurred subsequent to the establishment of economic recoverability, technical feasibility and commercial viability, and after the receipt of approval for project expenditures, and construction costs are capitalized until the mineral property, plant or equipment is capable of operating at levels intended by management. Depreciation and depletion of capitalized development and construction costs begins when the asset is capable of operating at levels intended by management. Management considers several factors in determining when a mineral property, plant or equipment is capable of operating at levels intended by management.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
Achievement of operating levels intended by management (continued)
The Company determined that Valentine reached commercial production, and accordingly, was capable of operating at levels intended by management effective November 2025. The Company determined that Greenstone reached commercial production, and accordingly, was capable of operating at levels intended by management effective November 2024.
(b)Assumptions and other major sources of estimation uncertainty
(i)Valuation of inventories
In determining the valuation of heap leach ore inventories, the Company makes estimates of recoverable ounces on the leach pads based on quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and an estimated recovery rate. The actual timing and ultimate recovery of gold contained on the leach pads can differ significantly from these estimates. Changes in estimates of recoverable ounces on the leach pads may result in write-downs of inventories or reversals of previous write-downs.
(ii)Proven and probable mineral reserves, and measured and indicated mineral resources
Estimates of proven and probable mineral reserves, and measured and indicated mineral resources form the basis of LOM plans which are used in calculating depreciation and depletion expense; classifying inventories between current and non-current; updating the transaction price for the Stream Arrangement; forecasting the timing of reclamation and closure cost expenditures; and the determination, when applicable, of the recoverable amounts of CGUs.
The Company estimates mineral reserves and mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”) 43-101 – Standards of Disclosure for Mineral Projects.
There are numerous uncertainties inherent in estimating mineral reserves and mineral resources. Assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in forecast metal prices, foreign exchange rates, operating costs or recovery rates and tax rates may change the economic status of mineral reserves and mineral resources and may, ultimately, result in estimates of mineral reserves and mineral resources being revised. Changes in estimates of mineral reserves and mineral resources could impact future depreciation and depletion expense, the classification of inventories, revenue recognized under the Stream Arrangement, and the measurement of the provisions for reclamation and closure costs. In addition, changes in estimates of mineral reserves and mineral resources may be indicators of impairment which could impact the carrying amounts of the Company’s CGUs.
(iii)Reclamation and closure cost provisions
The provisions for reclamation and closure costs represent management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, and movements in foreign exchange rates; assumptions of risks associated with the future cash outflows; and estimates of the applicable risk-free interest rates for discounting the future cash outflows.
Changes in the above estimates and assumptions can result in changes to the provisions recognized by the Company. Changes to the provisions for reclamation and closure costs are recognized with a corresponding change to the carrying amounts of the related mineral properties during the period of change. Adjustments to the carrying amounts of the related mineral properties can result in changes to future depreciation and depletion expense.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(b)Assumptions and other major sources of estimation uncertainty (continued)
(iv)Other provisions and contingent liabilities
In determining whether a provision should be recognized and the amount to be recognized, management exercises significant judgement in assessing whether a present obligation exists and it is probable that an outflow of resources embodying economic benefits will be required to settle the present obligation, and estimating the amount and timing of expenditure required to settle the obligation. Contingent liabilities are reassessed at the end of each reporting period to ensure developments are appropriately reflected in the consolidated financial statements. Other provisions and contingent liabilities can relate to, but are not limited to, legal and regulatory proceedings about environmental and other matters.
(v)Income taxes and value added taxes receivable
The Company’s income tax expense or recovery depends on tax legislation in multiple jurisdictions and the Company is subject to tax assessments by various taxation authorities, each of which may interpret legislation differently. The amounts of income tax expense or recovery recognized in the consolidated financial statements are based on management’s judgements on the interpretation and application of tax legislation and the probable outcome of tax assessments. The effects of uncertain tax treatments are reflected in the determination of the Company’s income tax expense or recovery, tax bases, unused tax losses and tax credits, and applicable tax rates based on management’s judgement on the probability that the relevant taxation authority will accept the uncertain tax treatment.
The Company has receivables from various governments for federal and state value added taxes (“VAT”). The timing and amount of VAT receivable collectible can be uncertain. Management makes significant estimates relating to the timing and amount of VAT receivable considered collectible. Changes in these estimates can result in the recognition or reversal of impairment losses in net income or loss.